PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
VAT-input deductible	¥ 51,234		¥ 71,989
Prepaid financial advisory service fee	12,000		12,000
Prepaid consulting and professional service fees	9,374		6,495
Prepayment for used vehicles	7,769		4,689
Prepaid marketing expense	6,507		3,955
Prepaid rental expense	4,997		2,207
Others	3,784		6,501
Total prepaid expenses and other current assets	95,665	$ 14,847	¥ 107,836
Aggregate amount of prepaid financial advisory service fee	¥ 60,000
Term period of aggregate amount of prepaid financial advisory service fee	5 years
Prepaid expenses and other current assets
Prepaid financial advisory service fee	¥ 12,000
Other noncurrent assets
Prepaid financial advisory service fee	¥ 30,000